DIRECTORS LOAN (Tables)	12 Months Ended
Mar. 31, 2022
DIRECTORS LOAN
Schedule of unsecured loans payable
	Year ended	Year ended
	March 31, 2022	March 31, 2021
	($)	($)
Opening balance	570,000	812,119
Principal repayment	–	(300,000)
Amortization of transaction costs	74,642	57,881
Closing balance	644,642	570,000
	Year ended	Year ended
	March 31, 2022	March 31, 2021
	($)	($)
Non-current portion	644,642	570,000
Total	644,642	570,000
Finance expenses	For the year ended March 31,
	2022	2021	2020
	($)	($)	($)
Interest on loan	100,000	111,354	105,630
Amortization of transaction costs	74,642	57,881	108,768
Total	174,642	169,235	214,398